Expense Example, No Redemption	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 10 Years
USD ($)	547	717	901	1,433	152	488	848	1,659	50	175	310	706	553	718	898	1,418	158	490	845	1,643	56	176	307	689